UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3984
                      (Investment Company Act File Number)


                      Federated International Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  FOREIGN CURRENCY                       VALUE IN
  PAR AMOUNT OR PRINCIPAL AMOUNT     U.S. DOLLARS

                 BONDS--99.3%
                 AUSTRALIAN DOLLAR--1.0%
                 STATE/PROVINCIAL--1.0%
      1,000,000  New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012                     $     761,862
      1,100,000  New South Wales, State of, Local Gov't. Guarantee, (Series 14RG), 5.50%, 8/1/2014                           815,211
                    TOTAL AUSTRALIAN DOLLAR                                                                                1,577,073
                 BRITISH POUND--10.2%
                 RETAILERS--1.2%
      1,000,000  Wal-Mart Stores, Inc., 4.75%, 1/29/2013                                                                   1,875,014
                 SOVEREIGN--9.0%
      2,625,000  United Kingdom, Government of, Bond, 4.00%, 9/7/2016                                                      4,798,209
      2,625,000  United Kingdom, Government of, Bond, 4.75%, 9/7/2015                                                      5,077,854
      1,400,000  United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012                                             2,711,654
        970,000  United Kingdom, Treasury, Gilt, 4.50%, 3/7/2007                                                           1,844,159
                    TOTAL                                                                                                 14,431,876
                    TOTAL BRITISH POUND                                                                                   16,306,890
                 CANADIAN DOLLAR--1.8%
                 SOVEREIGN--1.8%
      3,075,000  Canada, Government of, 5.00%, 6/1/2014                                                                    2,952,979
                 EURO--44.9%
                 BANKING--2.9%
        700,000  Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018                                                            883,936
      1,500,000  Hypovereinsbank LUX, 4.39075%, 12/18/2008                                                                 1,973,227
      1,200,000  Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049                                                   1,753,996
                    TOTAL                                                                                                  4,611,159
                 CABLE & WIRELESS TELEVISION--1.2%
      1,475,000  Hellenic Telecommunication Organization SA, Company Guarantee, (Series REGS), 6.125%, 2/7/2007            1,909,632
                 CHEMICALS & PLASTICS--1.9%
      2,300,000  Koninklijke DSM NV, Sr. Unsub., (Series EMTN), 6.375%, 12/7/2007                                          3,037,401
                 ELECTRONICS--2.5%
      3,000,000  Philips Electronics NV, Sr. Unsub., 5.75%, 5/16/2008                                                      3,956,246
                 INDUSTRIAL PRODUCTS & EQUIPMENT--2.6%
      3,200,000  Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007                                          4,153,179
                 OIL & GAS--1.2%
      1,400,000  Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007                                              1,855,130
                 SOVEREIGN--27.4%
      1,650,000  Belgium, Government of, Bond, 5.50%, 9/28/2017                                                            2,430,981
      1,550,000  Bundesrepublic Deutschland, 3.75%, 1/4/2015                                                               1,990,746
      2,800,000  Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016                                                         3,514,398
      1,900,000  France, Government of, 4.75%, 4/25/2035                                                                   2,719,957
      2,700,000  France, Government of, Bond, 3.50%, 1/12/2008                                                             3,457,727
      3,350,000  France, Government of, Bond, 4.00%, 4/25/2055                                                             4,273,396
      2,275,000  France, Government of, Bond, 4.25%, 4/25/2019                                                             3,029,072
      2,400,000  France, Government of, Bond, 5.50%, 10/25/2010                                                            3,298,294
      1,800,000  France, Government of, O.A.T., 4.00%, 10/25/2009                                                          2,335,126
      3,900,000  Germany, Government of, 4.75%, 7/4/2028                                                                   5,520,515
      2,650,000  Germany, Government of, Bond, 3.75%, 1/4/2009                                                             3,410,324
      1,450,000  Germany, Government of, Bond, 5.25%, 7/4/2010                                                             1,965,597
      1,105,000  Germany, Government of, Bond, 5.50%, 1/4/2031                                                             1,734,254
      3,000,000  Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034                                                         4,237,402
                    TOTAL                                                                                                 43,917,789
                 SUPRANATIONAL--0.3%
        310,000  Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009                                                           422,058
                 TELECOMMUNICATIONS & CELLULAR--4.9%
      1,500,000  Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011                                                 2,132,153
      1,900,000  France Telecommunications, Bond, (Series REGS), 6.75%, 3/14/2008                                          2,535,325
      2,500,000  MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007                                                    3,234,903
                    TOTAL                                                                                                  7,902,381
                    TOTAL EURO                                                                                            71,764,975
                 JAPANESE YEN--35.1%
                 BANKING--20.4%
     94,000,000  Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008                                                    804,279
    200,000,000  Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013                                          1,703,906
    290,000,000  Cie Financement Foncier, Collateral Trust, (Series EMTN), .60%, 3/23/2010                                 2,443,119
    460,000,000  DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008                                                        3,932,501
    120,000,000  DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016                                                          1,009,822
    500,000,000  European Investment Bank, 1.40%, 6/20/2017                                                                4,131,990
    580,000,000  KFW International Finance, 1.75%, 3/23/2010                                                               5,097,943
    495,000,000  Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013                4,210,209
    555,000,000  OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010                                                            4,884,823
    500,000,000  Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN),              4,347,715
                 1.60%, 2/15/2011
                    TOTAL                                                                                                 32,566,307
                 FINANCE--2.6%
    500,000,000  General Electric Capital Corp., Sr. Unsub., (Series EMTN), 1.00%, 3/21/2012                               4,163,721
                 FINANCIAL INTERMEDIARIES--2.8%
    500,000,000  Eksportfinans, Bond, 1.80%, 6/21/2010                                                                     4,395,843
                 SOVEREIGN--5.7%
    400,000,000  Italy, Government of, Bond, 1.80%, 2/23/2010                                                              3,504,579
    265,000,000  Japan, Government of, Bond, 0.50%, 6/20/2013                                                              2,132,713
    425,000,000  Japan, Government of, Bond, 0.80%, 3/20/2013                                                              3,502,366
                    TOTAL                                                                                                  9,139,658
                 STATE/PROVINCIAL--3.0%
    550,000,000  Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010                                              4,841,518
                 SUPRANATIONAL--0.6%
    113,000,000  Inter-American Development Bank, 1.90%, 7/8/2009                                                            994,519
                    TOTAL JAPANESE YEN                                                                                    56,101,566
                 MEXICAN PESO--3.5%
                 SOVEREIGN--3.5%
     38,000,000  Mexico, Government of, 8.00%, 12/7/2023                                                                   3,339,684
     21,625,000  Mexico, Government of, Bond, 10.00%, 12/5/2024                                                            2,266,147
                    TOTAL MEXICAN PESO                                                                                     5,605,831
                 SWEDISH KRONA--1.4%
                 SOVEREIGN--1.4%
     15,700,000  Sweden, Government of, Bond, 5.25%, 3/15/2011                                                             2,314,877
                 SWISS FRANC--1.4%
                 BROKERAGE--1.4%
      2,700,000  Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049                        2,234,846
                    TOTAL BONDS                                                                                          158,859,037
                    (IDENTIFIED COST $160,304,941)
                 REPURCHASE AGREEMENT--0.2%
  $     261,000  Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank of            261,000
                 America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000 (AT COST).
                    TOTAL INVESTMENTS-99.5%                                                                              159,120,037
                    (IDENTIFIED COST $160,565,941)1
                    OTHER ASSETS AND LIABILITIES - NET - 0.5%                                                                838,490
                    TOTAL NET ASSETS - 100%                                                                            $ 159,958,527

1 The cost of investments for federal tax purposes was $162,028,862. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,908,825. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,074,255 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,983,080.

At August 31, 2006, the Fund had outstanding foreign currency commitments as follows:

SETTLEMENT DATE     FOREIGN CURRENCY             IN EXCHANGE FOR      CONTRACTS   UNREALIZED
                    UNITS TO                                          AT VALUE    (DEPRECIATION)
                    DELIVER/RECEIVE
CONTRACTS PURCHASED:
9/7/2006            6,483,539,100 Japanese Yen   $56,032,660          $55,281,590  $(751,070)
CONTRACTS SOLD:
9/7/2006               44,262,887 Euro Dollar    $56,032,660          $56,731,923  $(699,263)
     NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS                     $(1,450,333)

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked prices for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.





FEDERATED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                                   U.S.
    AMOUNT                                                                                                                   DOLLARS
                   COMMON STOCKS--99.7%
                   AUSTRALIA--1.0%
       140,600     BHP Billiton Ltd.                                                                                   $   2,960,066
                   BERMUDA--1.4%
        67,000   1 Central European Media Enterprises Ltd., Class A                                                        4,152,995
                   BRAZIL--0.7%
       110,800     Companhia Vale Do Rio Doce, ADR                                                                         1,994,400
                   CANADA--6.9%
       123,300     EnCana Corp.                                                                                            6,470,099
       480,600   1 Kinross Gold Corp.                                                                                      6,739,618
        26,800     Nexen, Inc.                                                                                             1,561,252
       329,700     Talisman Energy, Inc.                                                                                   5,786,827
                      TOTAL                                                                                               20,557,796
                   FINLAND--1.0%
       144,200     Nokia Oyj                                                                                               3,011,551
                   FRANCE--8.3%
        99,300     AXA                                                                                                     3,691,529
        57,900     Accor SA                                                                                                3,708,135
        33,200     BNP Paribas SA                                                                                          3,529,843
        53,400     Carrefour SA                                                                                            3,295,896
        90,200     Technip SA                                                                                              5,211,757
       149,400     Vivendi SA                                                                                              5,142,788
                      TOTAL                                                                                               24,579,948
                   GERMANY, FEDERAL REPUBLIC OF--4.8%
        33,400     Allianz AG                                                                                              5,691,477
        16,100     SAP AG                                                                                                  3,076,402
        65,600     Siemens AG                                                                                              5,563,378
                      TOTAL                                                                                               14,331,257
                   INDIA--0.6%
        49,300     Satyam Computer Services Ltd., ADR                                                                      1,881,781
                   JAPAN--26.4%
        30,400     Advantest Corp.                                                                                         2,942,332
       103,000     Aisin Seiki Co.                                                                                         3,108,807
       150,600     Japan Synth Rubber                                                                                      3,561,047
           153     Millea Holdings, Inc.                                                                                   2,800,152
       169,800     Mitsubishi Corp.                                                                                        3,432,467
       163,000     Mitsubishi Estate Co. Ltd.                                                                              3,487,893
           720     Mitsubishi UFJ Financial Group, Inc.                                                                    9,774,675
       102,000     Mitsui Fudosan Co.                                                                                      2,270,607
           816     Mizuho Financial Group, Inc.                                                                            6,565,598
       183,000     Nikon Corp.                                                                                             3,291,056
        70,000     Nitori Co.                                                                                              3,244,201
       221,700     Nomura Holdings, Inc.                                                                                   4,263,373
        33,100     SMC Corp.                                                                                               4,433,110
       166,000     Sharp Corp.                                                                                             2,954,059
       260,700     Sumitomo Electric Industries                                                                            3,365,819
       154,000     Sundrug Co. Ltd.                                                                                        3,744,573
        81,400     Terumo Corp.                                                                                            3,038,772
       233,000     Tokuyama Corp.                                                                                          3,225,307
        64,600     Tokyo Seimitsu Co. Ltd.                                                                                 3,102,160
       420,000     iShares MSCI Japan                                                                                      5,758,200
                      TOTAL                                                                                               78,364,208
                   KOREA, REPUBLIC OF--1.8%
         8,023     Samsung Electronics Co.                                                                                 5,396,923
                   MEXICO--1.7%
        99,100     America Movil S.A. de C.V., Class L, ADR                                                                3,697,421
        14,500     Fomento Economico Mexicano, SA de C.V., ADR                                                             1,361,840
                      TOTAL                                                                                                5,059,261
                   NETHERLANDS--4.3%
       116,800     ING Groep N.V.                                                                                          5,054,190
        64,900     Koninklijke Numico NV                                                                                   3,016,424
       139,518     Philips Electronics NV                                                                                  4,773,338
                      TOTAL                                                                                               12,843,952
                   SPAIN--1.9%
       354,400     Banco Santander Central Hispano, S.A.                                                                   5,500,682
                   SWEDEN--1.0%
       160,800     Assa Abloy AB, Class B                                                                                  2,820,713
                   SWITZERLAND--13.1%
        69,900     Adecco SA                                                                                               4,088,396
        96,500     Credit Suisse Group                                                                                     5,384,604
        37,960     Kuehne & Nagel International AG                                                                         2,670,468
        15,648     Nestle SA                                                                                               5,382,107
       185,707     Novartis AG                                                                                            10,602,313
        58,998     Roche Holding AG                                                                                       10,878,601
                      TOTAL                                                                                               39,006,489
                   TAIWAN, PROVINCE OF CHINA--1.4%
       284,074     Au Optronics Corp., Class ADR, ADR                                                                      4,141,799
                   UNITED KINGDOM--20.1%
     2,102,600     ARM Holdings PLC                                                                                        4,757,589
       132,200     AstraZeneca PLC                                                                                         8,594,934
       733,600     Britvic                                                                                                 3,065,943
       281,128     Capita Group PLC                                                                                        2,929,117
       333,848     Diageo PLC                                                                                              5,945,107
       426,800     GlaxoSmithKline PLC                                                                                    12,114,164
        81,610     Rio Tinto PLC                                                                                           4,114,735
       101,747     Royal Bank of Scotland PLC, Edinburgh                                                                   3,454,446
       406,300     Shire PLC                                                                                               6,899,778
       273,400     Smiths Industries                                                                                       4,478,219
       266,938     WPP Group PLC                                                                                           3,253,980
                      TOTAL                                                                                               59,608,012
                   UNITED STATES--3.3%
       112,500   1 NTL, Inc.                                                                                               2,980,125
       103,700   1 Transocean Sedco Forex, Inc.                                                                            6,921,975
                      TOTAL                                                                                                9,902,100
                      TOTAL COMMON STOCKS (IDENTIFIED COST $248,924,502)                                                 296,113,933
                   REPURCHASE AGREEMENT--0.1%
  $    292,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank            292,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                      TOTAL INVESTMENTS - 99.8%                                                                          296,405,933
                      (IDENTIFIED COST $249,216,502)2
                      OTHER ASSETS AND LIABILITIES - NET - 0.2%                                                              469,320
                      TOTAL NET ASSETS - 100%                                                                          $ 296,875,253

1    Non-income producing security.

2 The cost of investments for federal tax purposes was $249,216,502. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $47,189,431. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,581,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,392,146.

At August 31, 2006, the Fund had outstanding foreign currency commitments as follows:


                                                                                      UNREALIZED
                      FOREIGN CURRENCY UNITS TO  IN EXCHANGE     CONTRACTS AT         APPRECIATION
SETTLEMENT DATE       DELIVER/RECEIVE            FOR             VALUE                (DEPRECIATION)
CONTRACTS PURCHASED:
11/6/2006             11,426,820 Euro Dollar    $14,630,443      $14,697,759          $67,316
9/1/2006                 590,392 Euro Dollar       $758,240         $756,380          $(1,860)
CONTRACTS SOLD:
9/5/2006               1,563,719 Euro Dollar     $2,007,378       $2,003,358           $4,020
              NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS               $69,476

Note:The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERNATIONAL SERIES, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006